Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax benefit	$ (1.6)	$ 0.0	$ 0.0
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax benefit	2.0
Bill and Hold Transaction
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Bill and hold transactions, deferred	$ 78.0